December 1, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:         Mr. Keith O'Connell
              Document Control - EDGAR

RE:           AXP Investment Series, Inc.
                 AXP Diversified Equity Income Fund
                 AXP Mid Cap Value Fund
                 AXP Mutual
              File No. 2-11328/811-54

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 111 (Amendment). This Amendment was filed electronically on November 25, 2003.

Please direct any questions you have to me at (612) 671-7981 or Katina A. Walker at (612) 671-6990.

Sincerely,




/s/ H. Bernt von Ohlen
    -------------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel



HBvO/KAW